Schedule of operating lease consolidated balance sheets (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Right-of-use Assets And Operating Lease Liabilities
Right-of-use assets	$ 838,354	$ 721,176
Lease liabilities
Current	359,899	300,824
Non-current	465,132	407,622
Lease liabilities	$ 825,031	$ 708,446